Investment securities and fair value disclosure	12 Months Ended
Mar. 31, 2018
Investment securities and fair value disclosure
Investment securities and fair value disclosure

11.            Investment securities and fair value disclosure

	As of March 31, 2017
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Available-for-sale securities:
Listed equity securities	15,325	9,792	(836)	(1,019)	23,262
Held-to-maturity securities	12,241	—	—	(180)	12,061
Investment securities accounted for under the fair value option	183	—	—	—	183

	27,749	9,792	(836)	(1,199)	35,506

	As of March 31, 2018
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Available-for-sale securities:
Listed equity securities	20,303	10,990	(1,587)	(983)	28,723
Held-to-maturity securities	12,642	—	—	(179)	12,463
Investment securities accounted for under the fair value option	1,754	67	—	—	1,821

	34,699	11,057	(1,587)	(1,162)	43,007

Details of the significant additions of the investment securities during the years ended March 31, 2016, 2017 and 2018 are set out in Note 4.

During the years ended March 31, 2016, 2017 and 2018, gross realized gains of RMB1,012 million, RMB6,306 million and nil and gross realized losses of RMB410 million, RMB534 million and nil from disposals of investment securities were recognized in interest and investment income, net in the consolidated income statements, respectively. During the same period, impairment losses of RMB962 million, RMB173 million and RMB63 million were charged in interest and investment income, net in the consolidated income statements, respectively, as a result of other-than-temporary decline in values related to listed equity securities and held-to-maturity securities.

As of March 31, 2016, 2017 and 2018, net unrealized gains of RMB5,502 million, RMB8,956 million and RMB9,403 million on available-for-sale securities were recorded in accumulated other comprehensive income, respectively. For available-for-sale securities with unrealized losses, their related aggregate fair values amounted to RMB1,751 million, RMB4,366 million and RMB7,636 million as of March 31, 2016, 2017 and 2018, respectively. The carrying amounts of available-for-sale securities that were in a loss position over twelve months were insignificant as of the same dates.

The carrying amount of long-term held-to-maturity investments approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1	-	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.
Level 2	-

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	-	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of short-term investments and listed equity securities are based on quoted prices in active markets for identical assets or liabilities. All other financial instruments, such as interest rate swaps and forward exchange contracts, are valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. Convertible and exchangeable bonds are valued using binomial model with unobservable inputs including risk-free interest rate, expected volatility and dividend yield. Contingent consideration is valued using an expected cash flow method with unobservable inputs including the probability to achieve the operating and financial targets, which is assessed by the Company, in connection with the contingent consideration arrangements.

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of March 31, 2017
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	3,011	—	—	3,011
Restricted cash and escrow receivables	2,655	—	—	2,655
Available-for-sale securities:
Listed equity securities	23,262	—	—	23,262
Investment securities accounted for under the fair value option	—	—	183	183
Interest rate swap contracts	—	436	—	436

	28,928	436	183	29,547

Liabilities
Forward exchange contracts	—	78	—	78
Contingent consideration in relation to investments and acquisitions	—	—	921	921

	—	78	921	999

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	6,086	—	—	6,086
Restricted cash and escrow receivables	3,417	—	—	3,417
Available-for-sale securities:
Listed equity securities	28,723	—	—	28,723
Investment securities accounted for under the fair value option	—	—	1,821	1,821
Interest rate swap contracts	—	542	—	542

	38,226	542	1,821	40,589

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	120	120

	—	—	120	120

Convertible and exchangeable bonds accounted for under the fair value option:

Amounts
(in millions of RMB)
Balance as of April 1, 2016	4,622
Decrease in fair value	(113)
Conversion or exchange (Notes 4(c) and 4(z))	(4,678)
Foreign currency translation adjustments	169

Balance as of March 31, 2017	—
Additions	1,264
Foreign currency translation adjustments	(8)

Balance as of March 31, 2018	1,256

Contingent consideration in relation to investments and acquisitions:

Amounts
(in millions of RMB)
Balance as of April 1, 2016	1,264
Additions	293
Net decrease in fair value	(642)
Foreign currency translation adjustments	6

Balance as of March 31, 2017	921
Repayment	(770)
Net decrease in fair value	(17)
Foreign currency translation adjustments	(14)

Balance as of March 31, 2018	120